Asset Retirement Obligation Disclosure: Schedule of Change in Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Change in Asset Retirement Obligation
	2020 $	2019 $

Opening balance	4,042	3,848
Foreign exchange	81	194
Ending balance	4,123	4,042